Subsequent Event - Summary of Revenues and Profits for the Relevant Quarter (Detail) ₨ in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 INR (₨)	Jun. 30, 2019 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of non-adjusting events after reporting period [line items]
Revenue				$ 34,286.0	₨ 2,594,251.2	₨ 2,993,662.4	₨ 2,882,951.1
Profit/(loss) before tax				1,445.2	109,339.6	317,553.1	(103,740.1)
Profit/(loss) after tax				$ 1,493.4	₨ 112,984.1	₨ 292,128.1	₨ (66,061.9)
Nonadjusting Event [member]
Disclosure of non-adjusting events after reporting period [line items]
Revenue	$ 4,226.9	₨ 319,830.6	₨ 614,669.9
Profit/(loss) before tax	(817.3)	(61,837.3)	(32,381.8)
Profit/(loss) after tax	$ (1,116.0)	₨ (84,439.8)	₨ (36,796.6)
Revenue	(48.00%)	(48.00%)
Percentage increase in loss before tax	91.00%	91.00%
Percentage increase in loss after tax	129.00%	129.00%